INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2020 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 153,246,154
Operating loss carry forwards, 2021	39,438,941
Operating loss carry forwards, 2022	34,897,140
Operating loss carry forwards, 2023	40,001,196
Operating loss carry forwards, 2024	8,922,241
Operating loss carry forwards, 2025	¥ 29,986,636